Fair Value of Financial Instruments (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis	Dec. 31, 2015 USD ($)
Assets:
$ 0
Liabilities:
Contingent consideration	4,743,752
Fair Value, Inputs, Level 1 [Member]
Assets:
0
Liabilities:
Contingent consideration	0
Fair Value, Inputs, Level 2 [Member]
Assets:
0
Liabilities:
Contingent consideration	0
Fair Value, Inputs, Level 3 [Member]
Assets:
0
Liabilities:
Contingent consideration	$ 4,743,752